SENIOR NOTES AND LOANS (Tables)	0 Months Ended
Dec. 31, 2012
Senior Notes And Loans Tables [Abstract]
Schedule of senior notes and loans
NOTE 10—SENIOR NOTES AND LOANS:
a.	Senior notes and loans consisted of the following:
	Interest rate as of December 31, 2012	December 31,
		2012	2011

	%	U.S. $ in millions
Senior notes (1)	0.8 to 6.15	$12,152	$9,317
Loans, mainly from banks (2)(3)	1 to 2.5	1,976	2,062
Debentures (3)	7.2	15	15

		14,143	11,394
Less—current portion (included under “short-term debt”)		(2,431)	(1,158)

		$11,712	$10,236

1) During 2012, the Company issued the following senior notes (all guaranteed by Teva):
	Annual
	interest	Principal
Issuer	rate	amount issued	Due
	%	(U.S. $ in millions)

Teva Pharmaceutical Finance IV B.V. *	2.875	$1,316	April 2019

Teva Pharmaceutical Finance V B.V. **	1.5	$493	October 2018

Teva Pharmaceutical Finance IV, LLC	2.25	$700	March 2020

Teva Pharmaceutical Finance Company B.V.***	2.95	$1,300	December 2022

* Principal amount issued Euro 1 billion.
** Principal amount issued CHF 450 million.
*** In December 2012, the Company entered into interest rate swap agreements with respect to these notes (see note 15).

c. The required annual principal payments of long-term debt, starting with the year 2014, are as follows:
December 31,
2012

(U.S. $ in millions)
2014	$840
2015	1,539
2016	1,486
2017	792
2018 and thereafter	7,028
$11,685

As of December 31, 2012, the fair value of the interest rate swap transactions, which were terminated, included under senior notes and loans were $27 million.

The above does not include the convertible senior debentures described in note 11.